Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	2018	2017
	$	$

Salaries, fees and short-term benefits	4,201	3,805
Share-based compensation	1,171	2,595
Total	5,372	6,400